CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Unrealized gain on available-for-sale securities, tax effect		¥ 36,900	¥ 9,625	¥ 0
Share-based compensation	$ (13,213)	(85,968)	(86,070)	(85,945)
Included in cost of services
Share-based compensation	(2,156)	(14,029)	(14,080)	(13,770)
Included in operating expenses - Sales and marketing
Share-based compensation	(1,854)	(12,060)	(12,104)	(11,837)
Included in operating expenses - General and administrative
Share-based compensation	$ (9,203)	¥ (59,879)	¥ (59,886)	¥ (60,338)